The Parent Company - Additional Information (Details) $ in Thousands, ₩ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩) shares	Dec. 31, 2020 KRW (₩) shares	Dec. 31, 2021 USD ($) shares
Entity Information [Abstract]
Name of reporting entity or other means of identification	KB Financial Group Inc.	KB Financial Group Inc.
Description of nature of entity's operations and principal activities	KB Financial Group Inc. (the “Parent Company”) was incorporated on September 29, 2008, under the Financial Holding Companies Act of Korea. KB Financial Group Inc. and its subsidiaries (the “Group”) derive substantially all of their revenue and income from providing a broad range of banking and related financial services to consumers and corporations. The Parent Company’s main business purpose is to control subsidiaries that engage in the financial business or subsidiaries closely related to the financial business through the stock ownership.	KB Financial Group Inc. (the “Parent Company”) was incorporated on September 29, 2008, under the Financial Holding Companies Act of Korea. KB Financial Group Inc. and its subsidiaries (the “Group”) derive substantially all of their revenue and income from providing a broad range of banking and related financial services to consumers and corporations. The Parent Company’s main business purpose is to control subsidiaries that engage in the financial business or subsidiaries closely related to the financial business through the stock ownership.
Issued capital	₩ 2,090,558	₩ 2,090,558	$ 1,763,440
Number of shares authorised	1,000	1,000	1,000